Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies [Abstract]
Commitments and Contingencies	Commitments and Contingencies
At December 31, 2020, the Company had commitments that require the following minimum future payments, which are not accrued in the consolidated balance sheets:

Minimum Future Payments for Commitments
($ millions)	Within 1 year	After 1 year but not more than 5 years	More than 5 years	Total
Operating agreements(1)	97	381	525	1,003
Firm transportation agreements(1)(4)	552	2,396	4,473	7,421
Unconditional purchase obligations(2)	1,766	3,327	3,324	8,417
Lease rentals and exploration work agreements	74	244	838	1,156
Obligations to fund equity investee(3)	54	319	280	653
	2,543	6,667	9,440	18,650
(1)    Included in operating agreements and firm transportation agreements are blending and storage agreements and transportation commitments of $1.2 billion and $1.7 billion respectively with HMLP.
(2)    Includes processing services, distribution services, insurance premiums, drilling services, natural gas purchases and the purchase of refined petroleum products.
(3)    Equity investee refers to the Company’s investment in Husky-CNOOC Madura Ltd. joint venture, which is accounted for under the equity method for consolidated financial statement purposes.
(4)    Includes transportation commitments of $1.7 billion (2019 – $1.6 billion) that are subject to regulatory approval or have been approved, but are not yet in service. Terms are up to 20 years subsequent to the date of commencement.
The Company has income tax and royalty filings that are subject to audit and potential reassessment. The findings may impact the liabilities of the Company. The final results are not reasonably determinable at this time, and management believes that it has adequately provided for current and deferred income taxes.
The Company is involved in various claims and litigation arising in the normal course of business. While the outcome of these matters is uncertain and there can be no assurance that such matters will be resolved in the Company’s favour, the Company does not currently believe that the outcome of adverse decisions in any pending or threatened proceedings related to these and other matters would have a material adverse impact on its financial position, results of operations or liquidity.